Share-based payments - Disclosure of share-based payment schemes (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total equity settled	£ 398	£ 423	£ 394
Cash settled	3	3	4
Total share based payments	401	426	398
Deferred Share Value Plan / Share Value Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total equity settled	254	270	235
Others
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total equity settled	£ 144	£ 153	£ 159